Benefit Plans And Obligations For Termination Indemnity (Target Asset Allocation For The Plan) (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	100.00%	100.00%
Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	65.00%	50.00%
Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	35.00%	40.00%
Other
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	0.00%	10.00%